Concentrations, Risks and Uncertainties (Tables)	6 Months Ended
Apr. 30, 2025
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentrations, Risks and Uncertainties
	For the six months ended April 30,
	2025	2024
Percentage of the Company’s sales
Customer A	9%	74%
Customer H	68%	-%
Customer C	21%	3%
Customer G	-%	22%

The table sets above information as to the revenue derived from those customers that accounted for more than 10% of the Company’s total revenues for the six months ended April 30, 2025 and 2024.

	As of April 30, 2025	As of October 31, 2024
Percentage of the Company’s accounts receivable
Customer A	35%	49%
Customer H	39%	-%
Customer C	15%	24%
Customer F	5%	13%

The concentration on purchases generated by suppliers type comprised of the following:

	For the six months ended April 30,
	2025	2024
Percentage of the Company’s purchases
Supplier A	4%	12%
Supplier C	29%	-%
Supplier F	57%	69%
Supplier J	-%	19%

The table sets above information as to the purchases derived from the supplier that accounted for more than 10% of the Company’s total purchases for the six months ended April 30, 2025 and 2024.

	As of
	April 30, 2025	October 31, 2024
Percentage of the Company’s accounts payable
Supplier C	43%	28%
Supplier D	9%	16%
Supplier F	44%	49%